Expected Benefit Payments (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Schedule of Pension Expected Future Benefit Payments [Line Items]
2017	$ 146
2018	170
2019	183
2020	341
2021	157
2022 and thereafter	$ 1,326